TRANSAMERICA SERIES TRUST
Transamerica BlackRock iShares Tactical - Balanced VP
Transamerica BlackRock iShares Tactical - Conservative VP (the “portfolios”)
Supplement to the Currently Effective Prospectus and Summary Prospectuses
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Effective on or about August 1, 2025, Transamerica Asset Management, Inc. (“TAM”), the portfolios’ investment manager, will contractually waive an additional portion of each portfolio’s management fee as described herein.
Effective on or about August 1, 2025, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectuses concerning the portfolios.
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Transamerica BlackRock iShares Tactical - Balanced VP
MANAGEMENT FEES:
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.50%	0.50%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.09%	0.09%
Acquired fund fees and expenses[2]	0.08%	0.08%
Total annual fund operating expenses	0.67%	0.92%
Fee waiver and/or expense reimbursement[3,4]	0.08%	0.08%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.59%	0.84%

[1]   Management fees have been restated to reflect a reduction in management fees effective May 1, 2024.
[2]  Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[3]  The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are estimated for the current fiscal year and are not subject to recapture by TAM.
[4]  TAM has contractually agreed, through May 1, 2026, to waive an additional 0.03% of the portfolio’s management fee. This amount waived by TAM is not subject to recapture.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$60	$206	$365	$827
Service Class	$86	$285	$501	$1,124
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Transamerica BlackRock iShares Tactical - Conservative VP
MANAGEMENT FEES:
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.50%	0.50%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.12%	0.12%
Acquired fund fees and expenses[2]	0.07%	0.07%
Total annual fund operating expenses	0.69%	0.94%
Fee waiver and/or expense reimbursement[3,4]	0.09%	0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.85%

[1]   Management fees have been restated to reflect a reduction in management fees effective May 1, 2024.
[2]  Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[3]  The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are estimated for the current fiscal year and are not subject to recapture by TAM.
[4]  TAM has contractually agreed, through May 1, 2026, to waive an additional 0.04% of the portfolio’s management fee. This amount waived by TAM is not subject to recapture.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$61	$212	$375	$850
Service Class	$87	$291	$511	$1,146
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Investors Should Retain this Supplement for Future Reference
June 16, 2025